Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of related party transaction
	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021	Nine Months Ended June 30, 2022	Nine Months Ended June 30, 2021
Service provided to:
TCM	$4,800,000	$4,800,000	$14,400,000	$14,400,000
	$4,800,000	$4,800,000	$14,40,000	$14,400,000
	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021	Nine Months Ended June 30, 2022	Nine Months Ended June 30, 2021
Service received from:
FXDIRECT	$4,725,000	$4,725,000	$14,175,000	$14,175,000
	$4,725,000	$4,725,000	$14,175,000	$14,175,000

	Year Ended September 30, 2021	Year Ended September 30, 2020
Service provided to:
TCM	$19,200,000	$19,200,000
	$19,200,000	$19,200,000
	Year Ended September 30, 2021	Year Ended September 30, 2020
Service received from:
FXDIRECT	$18,900,000	$18,900,000
	$18,900,000	$18,900,000

Schedule of due from affiliates
	June 30, 2022	September 30, 2021
NUKK Capital(*)	$—	$144,696
TCM	871,344	2,473,177
Total	$871,344	$2,617,873

(*)      An entity controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

	September 30, 2021	September 30, 2020
NUKK Capital(*)	$144,696	$144,696
TCM	2,473,177	3,565,076
Total	$2,617,873	$3,709,772

(*)      An entity controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

Schedule of due to affiliates
	June 30, 2022	September 30, 2021
Forexware LLC(*)	$1,049,229	$579,229
FXDIRECT	2,556,076	3,341,893
CMH	42,000	42,000
FXDD Trading(*)	266,511	294,670
Total	$3,913,816	$4,257,792

(*)      Forexware LLC and FXDD Trading are both controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

	September 30, 2021	September 30, 2020
Forexware LLC(*)	$579,229	$579,229
FXDIRECT	3,341,893	4,111,277
CMH	42,000	42,000
FXDD Trading(*)	294,670	471
Total	$4,257,792	$4,732,977

(*)      Forexware LLC and FXDD Trading are both controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.